Credit Risk Manager Report
FFMLT 2006FF12
EOM Reporting Date 10/31/2006
Determination Date
11/15/2006
CRM-B Report FFMLT 2006FF12
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF12
Client
Lehman
Servicer
National City Home Loan Services Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
Backup Servicer
Close Date
08/30/2006
Custodian
U.S.Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
08/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
1,049,649,741
Issue Count
5,616
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 1,050,062,750 1,013,790,292 96.55% 0.00% 1,013,790,292 1,013,509,812
Count 5,616 5,477 97.52% 0.00% 5,477 5,477
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are no remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 1 1
Remittance Rvw Cnt 2 0
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 3 1
MR Recommended Action
Orig Count
Transaction Bal
No Action Required 1 117,511
1
117,511
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 6
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 177,489,900 16.90% 172,971,124 17.06% 97.45% 0.00%
1,296 1,272 23.22% 98.15% 0.00%
Y 872,572,850 83.10% 840,819,168 82.94% 96.36% 0.00%
4,320 4,205 76.78% 97.34% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
08/31/2006 1,046,075,317 5,603 1.10 8.00 17.70 649.86 0.00 82.81 2.62% 1.13% 0.00% 186,267
09/30/2006 1,036,922,036 5,576 2.10 8.00 17.71 649.62 0.00 82.80 2.64% 1.12% 0.00% 185,066
10/31/2006 1,013,790,292 5,477 3.10 7.98 17.67 649.86 649.89 82.77 2.60% 1.13% 0.00% 182,009
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 27,448,288 2.61% 26,378,480 2.60% 96.10% 0.00%
193 185 3.38% 95.85% 0.00%
Y 1,022,614,462 97.39% 987,411,812 97.40% 96.56% 0.00%
5,423 5,292 96.62% 97.58% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 342,266,970 32.59% 324,999,279 32.06% 94.95% 0.00%
1,534 1,484 27.10% 96.74% 0.00%
Full Doc 695,636,102 66.25% 677,313,929 66.81% 97.37% 0.00%
4,045 3,959 72.28% 97.87% 0.00%
Stated Doc 12,159,678 1.16% 11,477,084 1.13% 94.39% 0.00%
37 34 0.62% 91.89% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 43,698,098 4.16% 42,171,450 4.16% 96.51% 0.00%
271 262 4.78% 96.68% 0.00%
R2 171,339,759 16.32% 164,109,921 16.19% 95.78% 0.00%
1,046 1,019 18.61% 97.42% 0.00%
R3 273,803,955 26.08% 267,888,024 26.42% 97.84% 0.00%
1,659 1,631 29.78% 98.31% 0.00%
R4 242,731,727 23.12% 234,614,927 23.14% 96.66% 0.00%
1,363 1,329 24.27% 97.51% 0.00%
R5 125,520,087 11.95% 118,421,220 11.68% 94.34% 0.00%
582 561 10.24% 96.39% 0.00%
R6 89,191,892 8.49% 86,247,674 8.51% 96.70% 0.00%
360 349 6.37% 96.94% 0.00%
R7 61,503,703 5.86% 60,500,128 5.97% 98.37% 0.00%
225 220 4.02% 97.78% 0.00%
R8 42,273,529 4.03% 39,836,947 3.93% 94.24% 0.00%
110 106 1.94% 96.36% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 696,006,517 66.28% 673,700,115 66.45% 96.80% 0.00%
4,258 4,157 75.90% 97.63% 0.00%
Y 354,056,233 33.72% 340,090,177 33.55% 96.06% 0.00%
1,358 1,320 24.10% 97.20% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 339,047,776 32.29% 316,495,944 31.22% 93.35% 0.00%
1,758 1,674 30.56% 95.22% 0.00%
Yes 711,014,974 67.71% 697,294,348 68.78% 98.07% 0.00%
3,858 3,803 69.44% 98.57% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 339,047,776 32.29% 316,495,944 31.22% 93.35% 0.00%
1,758 1,674 30.56% 95.22% 0.00%
12 53,401,629 5.09% 53,297,588 5.26% 99.81% 0.00%
210 209 3.82% 99.52% 0.00%
24 409,746,666 39.02% 401,332,780 39.59% 97.95% 0.00%
2,084 2,051 37.45% 98.42% 0.00%
36 247,866,679 23.60% 242,663,980 23.94% 97.90% 0.00%
1,564 1,543 28.17% 98.66% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 2,094,350 0.20% 2,087,451 0.21% 99.67% 0.00%
23 23 0.42% 100.00% 0.00%
c. 41-50 7,811,086 0.74% 7,734,152 0.76% 99.02% 0.00%
46 44 0.80% 95.65% 0.00%
d. 51-60 11,112,850 1.06% 10,845,765 1.07% 97.60% 0.00%
73 72 1.31% 98.63% 0.00%
e. 61-70 30,060,485 2.86% 27,831,237 2.75% 92.58% 0.00%
162 156 2.85% 96.30% 0.00%
f. 71-80 99,649,496 9.49% 96,147,720 9.48% 96.49% 0.00%
557 541 9.88% 97.13% 0.00%
g. 81-90 141,380,231 13.46% 133,306,815 13.15% 94.29% 0.00%
718 693 12.65% 96.52% 0.00%
h. 91-100 757,954,252 72.18% 735,837,151 72.58% 97.08% 0.00%
4,037 3,948 72.08% 97.80% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 15,604,845 1.49% 14,553,051 1.44% 93.26% 0.00%
111 105 1.92% 94.59% 0.00%
551-600 121,198,325 11.54% 115,502,472 11.39% 95.30% 0.00%
860 828 15.12% 96.28% 0.00%
601-650 413,380,682 39.37% 400,025,962 39.46% 96.77% 0.00%
2,368 2,324 42.43% 98.14% 0.00%
651-700 349,426,588 33.28% 342,240,881 33.76% 97.94% 0.00%
1,640 1,613 29.45% 98.35% 0.00%
701-750 112,679,084 10.73% 106,965,550 10.55% 94.93% 0.00%
470 451 8.23% 95.96% 0.00%
751-800 34,242,846 3.26% 30,977,526 3.06% 90.46% 0.00%
150 139 2.54% 92.67% 0.00%
801+ 3,530,380 0.34% 3,524,850 0.35% 99.84% 0.00%
17 17 0.31% 100.00% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 6
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 325,000 0.03% 324,420 0.03% 99.82% 0.00%
1 1 0.02% 100.00% 0.00%
2 Yr Hybrid 200,139,316 19.06% 191,853,224 18.92% 95.86% 0.00%
1,403 1,365 24.92% 97.29% 0.00%
2 Yr Hybrid Balloon 200,768,646 19.12% 196,301,184 19.36% 97.77% 0.00%
914 897 16.38% 98.14% 0.00%
2 Yr Hybrid IO 232,548,366 22.15% 224,074,758 22.10% 96.36% 0.00%
811 790 14.42% 97.41% 0.00%
3 Yr Hybrid 72,772,514 6.93% 69,332,799 6.84% 95.27% 0.00%
467 453 8.27% 97.00% 0.00%
3 Yr Hybrid Balloon 61,107,574 5.82% 58,286,954 5.75% 95.38% 0.00%
263 251 4.58% 95.44% 0.00%
3 Yr Hybrid IO 5 80,420,173 7.66% 76,781,667 7.57% 95.48% 0.00%
349 339 6.19% 97.13% 0.00%
5 Yr Hybrid 4,970,071 0.47% 4,863,486 0.48% 97.86% 0.00%
33 32 0.58% 96.97% 0.00%
5 Yr Hybrid Balloon 5,866,520 0.56% 5,863,074 0.58% 99.94% 0.00%
25 25 0.46% 100.00% 0.00%
5 Yr Hybrid IO 5 12,828,920 1.22% 12,828,003 1.27% 99.99% 0.00%
51 51 0.93% 100.00% 0.00%
ARM IO 825,750 0.08% 309,600 0.03% 37.49% 0.00%
3 1 0.02% 33.33% 0.00%
Balloon 27,314,897 2.60% 26,628,579 2.63% 97.49% 0.00%
168 164 2.99% 97.62% 0.00%
Balloon IO 602,857 0.06% 602,584 0.06% 99.95% 0.00%
3 3 0.05% 100.00% 0.00%
Fixed 122,741,979 11.69% 120,246,396 11.86% 97.97% 0.00%
984 969 17.69% 98.48% 0.00%
Fixed IO 26,830,167 2.56% 25,493,566 2.51% 95.02% 0.00%
141 136 2.48% 96.45% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
c. 5.1-6 7,316,000 0.70% 7,186,758 0.71% 98.23% 0.00%
30 30 0.55% 100.00% 0.00%
d. 6.1-7 150,004,019 14.29% 146,369,624 14.44% 97.58% 0.00%
646 636 11.61% 98.45% 0.00%
e. 7.1-8 455,672,792 43.39% 446,952,500 44.09% 98.09% 0.00%
2,213 2,182 39.84% 98.60% 0.00%
f. 8.1-9 301,853,384 28.75% 286,390,609 28.25% 94.88% 0.00%
1,735 1,677 30.62% 96.66% 0.00%
g. 9.1-10 104,214,471 9.92% 99,021,035 9.77% 95.02% 0.00%
729 706 12.89% 96.84% 0.00%
h. 10.1-11 23,510,424 2.24% 21,048,693 2.08% 89.53% 0.00%
195 183 3.34% 93.85% 0.00%
i. 11.1-12 7,334,260 0.70% 6,663,880 0.66% 90.86% 0.00%
65 60 1.10% 92.31% 0.00%
j. 12.1-13 157,400 0.01% 157,193 0.02% 99.87% 0.00%
3 3 0.05% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 127,364,894 12.13% 122,193,302 12.05% 95.94% 0.00%
522 505 9.22% 96.74% 0.00%
Condo 8,906,755 0.85% 8,896,777 0.88% 99.89% 0.00%
46 46 0.84% 100.00% 0.00%
Manufactured 277,900 0.03% 277,177 0.03% 99.74% 0.00%
2 2 0.04% 100.00% 0.00%
PUD 82,896,610 7.89% 80,582,719 7.95% 97.21% 0.00%
434 425 7.76% 97.93% 0.00%
Single Family 830,616,591 79.10% 801,840,316 79.09% 96.54% 0.00%
4,612 4,499 82.14% 97.55% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,730,855 0.93% 9,428,691 0.93% 96.89% 0.00%
237 230 4.20% 97.05% 0.00%
c. 51-100 93,562,453 8.91% 91,675,407 9.04% 97.98% 0.00%
1,206 1,183 21.60% 98.09% 0.00%
d. 101-200 359,537,797 34.24% 352,912,479 34.81% 98.16% 0.00%
2,484 2,442 44.59% 98.31% 0.00%
e. 201-300 218,804,984 20.84% 212,703,486 20.98% 97.21% 0.00%
902 877 16.01% 97.23% 0.00%
f. 301-400 127,236,237 12.12% 121,669,694 12.00% 95.63% 0.00%
369 353 6.45% 95.66% 0.00%
g. 401-500 89,007,001 8.48% 84,102,157 8.30% 94.49% 0.00%
199 188 3.43% 94.47% 0.00%
h. 501-600 52,035,869 4.96% 48,654,798 4.80% 93.50% 0.00%
95 89 1.62% 93.68% 0.00%
i. 601-700 31,873,430 3.04% 29,869,871 2.95% 93.71% 0.00%
49 46 0.84% 93.88% 0.00%
j. 701-800 22,964,496 2.19% 20,753,583 2.05% 90.37% 0.00%
31 28 0.51% 90.32% 0.00%
k. 801-900 8,509,778 0.81% 7,627,017 0.75% 89.63% 0.00%
10 9 0.16% 90.00% 0.00%
l. 901-999 11,427,750 1.09% 11,421,296 1.13% 99.94% 0.00%
12 12 0.22% 100.00% 0.00%
m. 1,000+ 25,372,100 2.42% 22,971,813 2.27% 90.54% 0.00%
22 20 0.37% 90.91% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 255,674,411 24.35% 245,259,783 24.19% 95.93% 0.00%
1,335 1,303 23.79% 97.60% 0.00%
Purchase 763,910,554 72.75% 739,173,264 72.91% 96.76% 0.00%
4,111 4,009 73.20% 97.52% 0.00%
Rate/Term Refi 30,477,785 2.90% 29,357,245 2.90% 96.32% 0.00%
170 165 3.01% 97.06% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 1,050,062,750 100.00% 1,013,790,292 100.00% 96.55% 0.00%
5,616 5,477 100.00% 97.52% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 5,781,630 0.55% 5,398,805 0.53% 93.38% 0.00%
48 45 0.82% 93.75% 0.00%
240 351,980 0.03% 349,765 0.03% 99.37% 0.00%
3 3 0.05% 100.00% 0.00%
360 750,337,903 71.46% 722,427,404 71.26% 96.28% 0.00%
4,201 4,098 74.82% 97.55% 0.00%
480 106,277,255 10.12% 102,068,072 10.07% 96.04% 0.00%
567 546 9.97% 96.30% 0.00%
600 187,313,982 17.84% 183,546,246 18.10% 97.99% 0.00%
797 785 14.33% 98.49% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 6
Monthly Pool Migration Stratification
Arm Flag
10/31/2006
% Bal 09/30/2006
% Bal
N
172,971,124 17.06% 176,246,972 17.00%
1,272 23.22% 1,291 23.15%
Y
840,819,168 82.94% 860,675,064 83.00%
4,205 76.78% 4,285 76.85%
IO Flag
10/31/2006
% Bal 09/30/2006
% Bal
N
673,700,115 66.45% 686,621,548 66.22%
4,157 75.90% 4,229 75.84%
Y
340,090,177 33.55% 350,300,488 33.78%
1,320 24.10% 1,347 24.16%
Orig PPP
Flag
10/31/2006
% Bal 09/30/2006
% Bal
No
316,495,944 31.22% 327,605,566 31.59%
1,674 30.56% 1,722 30.88%
Yes
697,294,348 68.78% 709,316,470 68.41%
3,803 69.44% 3,854 69.12%
Orig PPP Mos
10/31/2006
% Bal 09/30/2006
% Bal
0
316,495,944 31.22% 327,605,566 31.59%
1,674 30.56% 1,722 30.88%
12
53,297,588 5.26% 53,366,390 5.15%
209 3.82% 210 3.77%
24
401,332,780 39.59% 408,986,295 39.44%
2,051 37.45% 2,082 37.34%
36
242,663,980 23.94% 246,963,786 23.82%
1,543 28.17% 1,562 28.01%
Orig CLTV by
10%
10/31/2006
% Bal 09/30/2006
% Bal
b. 0-40
2,087,451 0.21% 2,089,311 0.20%
23 0.42% 23 0.41%
c. 41-50
7,734,152 0.76% 7,767,584 0.75%
44 0.80% 45 0.81%
d. 51-60
10,845,765 1.07% 10,978,810 1.06%
72 1.31% 73 1.31%
e. 61-70
27,831,237 2.75% 28,513,445 2.75%
156 2.85% 159 2.85%
f. 71-80
96,147,720 9.48% 98,048,894 9.46%
541 9.88% 552 9.90%
g. 81-90
133,306,815 13.15% 139,824,646 13.48%
693 12.65% 714 12.80%
h. 91-100
735,837,151 72.58% 749,699,347 72.30%
3,948 72.08% 4,010 71.92%
DQ Risk Grp
10/31/2006
% Bal 09/30/2006
% Bal
R1
42,171,450 4.16% 42,781,455 4.13%
262 4.78% 268 4.81%
R2
164,109,921 16.19% 166,592,375 16.07%
1,019 18.61% 1,030 18.47%
R3
267,888,024 26.42% 271,885,079 26.22%
1,631 29.78% 1,651 29.61%
R4
234,614,927 23.14% 240,450,640 23.19%
1,329 24.27% 1,356 24.32%
R5
118,421,220 11.68% 124,514,310 12.01%
561 10.24% 580 10.40%
R6
86,247,674 8.51% 88,109,131 8.50%
349 6.37% 357 6.40%
R7
60,500,128 5.97% 61,478,877 5.93%
220 4.02% 225 4.04%
R8
39,836,947 3.93% 41,110,168 3.96%
106 1.94% 109 1.95%
Doc Level
10/31/2006
% Bal 09/30/2006
% Bal
Alternative Doc
324,999,279 32.06% 334,340,888 32.24%
1,484 27.10% 1,514 27.15%
Full Doc
677,313,929 66.81% 691,002,160 66.64%
3,959 72.28% 4,027 72.22%
Stated Doc
11,477,084 1.13% 11,578,988 1.12%
34 0.62% 35 0.63%
Occupancy
10/31/2006
% Bal 09/30/2006
% Bal
N
26,378,480 2.60% 27,345,636 2.64%
185 3.38% 192 3.44%
Y
987,411,812 97.40% 1,009,576,400 97.36%
5,292 96.62% 5,384 96.56%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 6
Orig Credit
Score by 50
10/31/2006
% Bal 09/30/2006
% Bal
501-550
14,553,051 1.44% 15,449,539 1.49%
105 1.92% 110 1.97%
551-600
115,502,472 11.39% 120,428,588 11.61%
828 15.12% 856 15.35%
601-650
400,025,962 39.46% 410,154,544 39.56%
2,324 42.43% 2,359 42.31%
651-700
342,240,881 33.76% 346,263,107 33.39%
1,613 29.45% 1,629 29.21%
701-750
106,965,550 10.55% 109,460,637 10.56%
451 8.23% 461 8.27%
751-800
30,977,526 3.06% 31,638,995 3.05%
139 2.54% 144 2.58%
801+
3,524,850 0.35% 3,526,626 0.34%
17 0.31% 17 0.30%
Orig Loan
size by 100k
10/31/2006
% Bal 09/30/2006
% Bal
b. 0-50
9,428,691 0.93% 9,633,939 0.93%
230 4.20% 235 4.21%
c. 51-100
91,675,407 9.04% 93,108,450 8.98%
1,183 21.60% 1,202 21.56%
d. 101-200
352,912,479 34.81% 357,920,557 34.52%
2,442 44.59% 2,476 44.40%
e. 201-300
212,703,486 20.98% 216,486,573 20.88%
877 16.01% 893 16.02%
f. 301-400
121,669,694 12.00% 124,763,132 12.03%
353 6.45% 362 6.49%
g. 401-500
84,102,157 8.30% 86,704,211 8.36%
188 3.43% 194 3.48%
h. 501-600
48,654,798 4.80% 50,282,861 4.85%
89 1.62% 92 1.65%
i. 601-700
29,869,871 2.95% 31,857,981 3.07%
46 0.84% 49 0.88%
j. 701-800
20,753,583 2.05% 22,220,240 2.14%
28 0.51% 30 0.54%
k. 801-900
7,627,017 0.75% 8,505,992 0.82%
9 0.16% 10 0.18%
l. 901-999
11,421,296 1.13% 11,423,311 1.10%
12 0.22% 12 0.22%
m. 1,000+
22,971,813 2.27% 24,014,788 2.32%
20 0.37% 21 0.38%
Purpose
10/31/2006
% Bal 09/30/2006
% Bal
Cashout Refi
245,259,783 24.19% 251,805,669 24.28%
1,303 23.79% 1,325 23.76%
Purchase
739,173,264 72.91% 755,185,005 72.83%
4,009 73.20% 4,083 73.22%
Rate/Term Refi
29,357,245 2.90% 29,931,362 2.89%
165 3.01% 168 3.01%
Original
Coupon by
100
10/31/2006
% Bal 09/30/2006
% Bal
c. 5.1-6
7,186,758 0.71% 7,194,231 0.69%
30 0.55% 30 0.54%
d. 6.1-7
146,369,624 14.44% 148,792,175 14.35%
636 11.61% 642 11.51%
e. 7.1-8
446,952,500 44.09% 453,185,157 43.70%
2,182 39.84% 2,206 39.56%
f. 8.1-9
286,390,609 28.25% 295,423,939 28.49%
1,677 30.62% 1,717 30.79%
g. 9.1-10
99,021,035 9.77% 102,236,211 9.86%
706 12.89% 722 12.95%
h. 10.1-11
21,048,693 2.08% 22,731,330 2.19%
183 3.34% 192 3.44%
i. 11.1-12
6,663,880 0.66% 7,201,734 0.69%
60 1.10% 64 1.15%
j. 12.1-13
157,193 0.02% 157,259 0.02%
3 0.05% 3 0.05%
Orig Product
Type
10/31/2006
% Bal 09/30/2006
% Bal
1 Yr Hybrid
324,420 0.03% 324,615 0.03%
1 0.02% 1 0.02%
2 Yr Hybrid
191,853,224 18.92% 197,212,892 19.02%
1,365 24.92% 1,394 25.00%
2 Yr Hybrid
Balloon
196,301,184 19.36% 199,741,514 19.26%
897 16.38% 911 16.34%
2 Yr Hybrid IO
224,074,758 22.10% 230,620,664 22.24%
790 14.42% 806 14.45%
3 Yr Hybrid
69,332,799 6.84% 70,036,798 6.75%
453 8.27% 459 8.23%
3 Yr Hybrid
Balloon
58,286,954 5.75% 59,541,207 5.74%
251 4.58% 259 4.64%
3 Yr Hybrid IO 5
76,781,667 7.57% 79,113,451 7.63%
339 6.19% 345 6.19%
5 Yr Hybrid
4,863,486 0.48% 4,868,343 0.47%
32 0.58% 32 0.57%
5 Yr Hybrid
Balloon
5,863,074 0.58% 5,864,167 0.57%
25 0.46% 25 0.45%
5 Yr Hybrid IO 5
12,828,003 1.27% 12,828,131 1.24%
51 0.93% 51 0.91%
ARM IO
309,600 0.03% 523,283 0.05%
1 0.02% 2 0.04%
Balloon
26,628,579 2.63% 26,879,015 2.59%
164 2.99% 167 2.99%
Balloon IO
602,584 0.06% 602,676 0.06%
3 0.05% 3 0.05%
Fixed
120,246,396 11.86% 122,152,997 11.78%
969 17.69% 981 17.59%
Fixed IO
25,493,566 2.51% 26,612,285 2.57%
136 2.48% 140 2.51%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 6
Lien position
10/31/2006
% Bal 09/30/2006
% Bal
1
1,013,790,292 100.00% 1,036,922,036 100.00%
5,477 100.00% 5,576 100.00%
Property type
10/31/2006
% Bal 09/30/2006
% Bal
2-4 Family
122,193,302 12.05% 125,253,656 12.08%
505 9.22% 518 9.29%
Condo
8,896,777 0.88% 8,899,595 0.86%
46 0.84% 46 0.82%
Manufactured
277,177 0.03% 277,386 0.03%
2 0.04% 2 0.04%
PUD
80,582,719 7.95% 82,116,175 7.92%
425 7.76% 431 7.73%
Single Family
801,840,316 79.09% 820,375,223 79.12%
4,499 82.14% 4,579 82.12%
Orig Term
10/31/2006
% Bal 09/30/2006
% Bal
180
5,398,805 0.53% 5,677,986 0.55%
45 0.82% 47 0.84%
240
349,765 0.03% 350,591 0.03%
3 0.05% 3 0.05%
360
722,427,404 71.26% 740,333,280 71.40%
4,098 74.82% 4,170 74.78%
480
102,068,072 10.07% 104,705,063 10.10%
546 9.97% 562 10.08%
600
183,546,246 18.10% 185,855,115 17.92%
785 14.33% 794 14.24%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 6
Section III
Performance
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
08/31/2006 0.00% 0.00% 0.00% 0.00% 0.00% 0.000%
09/30/2006 1.22% 0.00% 0.00% 0.00% 0.00% 0.000%
10/31/2006 1.43% 0.19% 0.00% 0.11% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
N 17.06% 94.27% 4.78% 0.90% 0.05%
Y 82.94% 93.61% 4.56% 1.54% 0.10% 0.13% 0.05%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
N 66.45% 93.70% 4.90% 1.10% 0.11% 0.14% 0.06%
Y 33.55% 93.78% 4.00% 2.08% 0.04% 0.05% 0.05%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
1 Yr Hybrid 0.03% 100.00%
2 Yr Hybrid 18.92% 92.78% 5.67% 1.00% 0.31% 0.12% 0.13%
2 Yr Hybrid Balloon 19.36% 93.46% 5.21% 1.33%
2 Yr Hybrid IO 22.10% 94.05% 3.21% 2.53% 0.06% 0.08% 0.07%
3 Yr Hybrid 6.84% 94.72% 3.85% 0.88% 0.19% 0.27% 0.09%
3 Yr Hybrid Balloon 5.75% 90.59% 6.15% 2.41% 0.84%
3 Yr Hybrid IO 5 7.57% 94.69% 4.40% 0.92%
5 Yr Hybrid 0.48% 100.00%
5 Yr Hybrid Balloon 0.58% 100.00%
5 Yr Hybrid IO 5 1.27% 99.05% 0.95%
ARM IO 0.03% 100.00%
Balloon 2.63% 94.39% 4.35% 1.26%
Balloon IO 0.06% 100.00%
Fixed 11.86% 95.77% 3.74% 0.42% 0.07%
Fixed IO 2.51% 86.94% 10.24% 2.82%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
No 31.22% 93.15% 4.94% 1.55% 0.12% 0.21% 0.02%
Yes 68.78% 93.99% 4.45% 1.37% 0.07% 0.06% 0.07%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
Alternative Doc 32.06% 94.08% 4.15% 1.51% 0.04% 0.15% 0.07%
Full Doc 66.81% 93.54% 4.80% 1.41% 0.11% 0.09% 0.05%
Stated Doc 1.13% 94.60% 5.40%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
1 100.00% 93.73% 4.60% 1.43% 0.08% 0.11% 0.05%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
b. 0-50 0.93% 91.63% 5.74% 1.81% 0.83%
c. 51-100 9.04% 93.73% 4.97% 0.95% 0.10% 0.26%
d. 101-200 34.81% 94.35% 4.36% 0.97% 0.15% 0.10% 0.07%
e. 201-300 20.98% 94.18% 4.63% 0.98% 0.11% 0.11%
f. 301-400 12.00% 95.26% 3.60% 1.14%
g. 401-500 8.30% 92.83% 5.02% 1.56% 0.59%
h. 501-600 4.80% 95.65% 3.22% 1.13%
i. 601-700 2.95% 91.19% 6.72% 2.09%
j. 701-800 2.05% 82.14% 6.97% 10.90%
k. 801-900 0.75% 88.47% 11.53%
l. 901-999 1.13% 92.01% 7.99%
m. 1,000+ 2.27% 88.29% 11.71%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
501-600 12.83% 87.25% 9.84% 2.10% 0.46% 0.32% 0.04%
601-700 73.22% 94.18% 4.37% 1.32% 0.04% 0.02% 0.07%
701-800 13.61% 97.22% 1.02% 1.40% 0.36%
801+ 0.35% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
N 2.60% 99.35% 0.53% 0.11%
Y 97.40% 93.58% 4.71% 1.47% 0.09% 0.11% 0.05%
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 997,369,177 98.38% 5,406 98.70%
Delinquent 1,970,141 0.19% 8 0.15%
Early Pay Default 12,968,453 1.28% 56 1.02%
First Pay Default 1,482,520 0.15% 7 0.13%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 12,506,280 96.44% 53 94.64%
4. 60dpd 462,174 3.56% 3 5.36%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
First Pay Default 4. 60dpd 1,482,520 100.00% 7 100.00%
14,450,974
63
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default c. 30dpd 12,506,280 96.44% 53 94.64%
d. 60dpd 462,174 3.56% 3 5.36%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default d. 60dpd 391,220 26.39% 3 42.86%
g. Foreclosure 1,091,300 73.61% 4 57.14%
14,450,974
63
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
R1 4.16% 96.30% 2.99% 0.64% 0.07%
R2 16.19% 97.12% 1.78% 1.09%
R3 26.42% 95.11% 3.21% 1.20% 0.10% 0.25% 0.13%
R4 23.14% 92.17% 5.25% 2.32% 0.06% 0.18% 0.02%
R5 11.68% 93.23% 5.64% 0.96% 0.08% 0.09%
R6 8.51% 93.07% 5.93% 0.85% 0.15%
R7 5.97% 91.10% 5.86% 3.04%
R8 3.93% 83.78% 15.52% 0.10% 0.60%
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 177,489,900 16.90% 1,836,457 9.34% 97.45%
1,296 23.08% 10 14.49% 98.15%
Y 872,572,850 83.10% 17,817,363 90.66% 96.36%
4,320 76.92% 59 85.51% 97.34%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 27,448,288 2.61% 1,028,326 5.23% 96.10%
193 3.44% 8 11.59% 95.85%
Y 1,022,614,462 97.39% 18,625,494 94.77% 96.56%
5,423 96.56% 61 88.41% 97.58%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 342,266,970 32.59% 11,524,120 58.64% 94.95%
1,534 27.31% 33 47.83% 96.74%
Full Doc 695,636,102 66.25% 7,554,699 38.44% 97.37%
4,045 72.03% 34 49.28% 97.87%
Stated Doc 12,159,678 1.16% 575,000 2.93% 94.39%
37 0.66% 2 2.90% 91.89%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 43,698,098 4.16% 1,257,396 6.40% 96.51%
271 4.83% 8 11.59% 96.68%
R2 171,339,759 16.32% 5,663,475 28.82% 95.78%
1,046 18.63% 23 33.33% 97.42%
R3 273,803,955 26.08% 3,540,303 18.01% 97.84%
1,659 29.54% 16 23.19% 98.31%
R4 242,731,727 23.12% 4,010,489 20.41% 96.66%
1,363 24.27% 12 17.39% 97.51%
R5 125,520,087 11.95% 2,494,681 12.69% 94.34%
582 10.36% 5 7.25% 96.39%
R6 89,191,892 8.49% 835,789 4.25% 96.70%
360 6.41% 3 4.35% 96.94%
R7 61,503,703 5.86% 98.37%
225 4.01% 0 0.00% 97.78%
R8 42,273,529 4.03% 1,851,686 9.42% 94.24%
110 1.96% 2 2.90% 96.36%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 696,006,517 66.28% 12,104,801 61.59% 96.80%
4,258 75.82% 47 68.12% 97.63%
Y 354,056,233 33.72% 7,549,019 38.41% 96.06%
1,358 24.18% 22 31.88% 97.20%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 339,047,776 32.29% 16,808,547 85.52% 93.35%
1,758 31.30% 57 82.61% 95.22%
Yes 711,014,974 67.71% 2,845,273 14.48% 98.07%
3,858 68.70% 12 17.39% 98.57%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 339,047,776 32.29% 16,808,547 85.52% 93.35%
1,758 31.30% 57 82.61% 95.22%
12 53,401,629 5.09% 53,950 0.27% 99.81%
210 3.74% 1 1.45% 99.52%
24 409,746,666 39.02% 911,302 4.64% 97.95%
2,084 37.11% 5 7.25% 98.42%
36 247,866,679 23.60% 1,880,021 9.57% 97.90%
1,564 27.85% 6 8.70% 98.66%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 2,094,350 0.20% 99.67%
23 0.41% 0 0.00% 100.00%
c. 41-50 7,811,086 0.74% 29,866 0.15% 99.02%
46 0.82% 1 1.45% 95.65%
d. 51-60 11,112,850 1.06% 124,942 0.64% 97.60%
73 1.30% 1 1.45% 98.63%
e. 61-70 30,060,485 2.86% 1,925,235 9.80% 92.58%
162 2.88% 5 7.25% 96.30%
f. 71-80 99,649,496 9.49% 1,599,186 8.14% 96.49%
557 9.92% 7 10.14% 97.13%
g. 81-90 141,380,231 13.46% 4,875,930 24.81% 94.29%
718 12.78% 16 23.19% 96.52%
h. 91-100 757,954,252 72.18% 11,098,659 56.47% 97.08%
4,037 71.88% 39 56.52% 97.80%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 325,000 0.03% 99.82%
1 0.02% 0 0.00% 100.00%
2 Yr Hybrid 200,139,316 19.06% 4,600,018 23.41% 95.86%
1,403 24.98% 20 28.99% 97.29%
2 Yr Hybrid Balloon 200,768,646 19.12% 1,812,893 9.22% 97.77%
914 16.27% 5 7.25% 98.14%
2 Yr Hybrid IO 232,548,366 22.15% 3,983,240 20.27% 96.36%
811 14.44% 12 17.39% 97.41%
3 Yr Hybrid 72,772,514 6.93% 2,653,863 13.50% 95.27%
467 8.32% 9 13.04% 97.00%
3 Yr Hybrid Balloon 61,107,574 5.82% 1,537,189 7.82% 95.38%
263 4.68% 4 5.80% 95.44%
3 Yr Hybrid IO 5 80,420,173 7.66% 2,622,196 13.34% 95.48%
349 6.21% 6 8.70% 97.13%
5 Yr Hybrid 4,970,071 0.47% 91,881 0.47% 97.86%
33 0.59% 1 1.45% 96.97%
5 Yr Hybrid Balloon 5,866,520 0.56% 99.94%
25 0.45% 0 0.00% 100.00%
5 Yr Hybrid IO 5 12,828,920 1.22% 99.99%
51 0.91% 0 0.00% 100.00%
ARM IO 825,750 0.08% 516,083 2.63% 37.49%
3 0.05% 2 2.90% 33.33%
Balloon 27,314,897 2.60% 544,822 2.77% 97.49%
168 2.99% 2 2.90% 97.62%
Balloon IO 602,857 0.06% 99.95%
3 0.05% 0 0.00% 100.00%
Fixed 122,741,979 11.69% 864,135 4.40% 97.97%
984 17.52% 6 8.70% 98.48%
Fixed IO 26,830,167 2.56% 427,500 2.18% 95.02%
141 2.51% 2 2.90% 96.45%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
c. 5.1-6 7,316,000 0.70% 98.23%
30 0.53% 0 0.00% 100.00%
d. 6.1-7 150,004,019 14.29% 2,102,192 10.70% 97.58%
646 11.50% 7 10.14% 98.45%
e. 7.1-8 455,672,792 43.39% 2,730,981 13.90% 98.09%
2,213 39.41% 10 14.49% 98.60%
f. 8.1-9 301,853,384 28.75% 10,016,156 50.96% 94.88%
1,735 30.89% 33 47.83% 96.66%
g. 9.1-10 104,214,471 9.92% 3,752,848 19.09% 95.02%
729 12.98% 14 20.29% 96.84%
h. 10.1-11 23,510,424 2.24% 921,823 4.69% 89.53%
195 3.47% 4 5.80% 93.85%
i. 11.1-12 7,334,260 0.70% 129,819 0.66% 90.86%
65 1.16% 1 1.45% 92.31%
j. 12.1-13 157,400 0.01% 99.87%
3 0.05% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 127,364,894 12.13% 2,278,547 11.59% 95.94%
522 9.29% 5 7.25% 96.74%
Condo 8,906,755 0.85% 99.89%
46 0.82% 0 0.00% 100.00%
Manufactured 277,900 0.03% 99.74%
2 0.04% 0 0.00% 100.00%
PUD 82,896,610 7.89% 1,021,270 5.20% 97.21%
434 7.73% 4 5.80% 97.93%
Single Family 830,616,591 79.10% 16,354,003 83.21% 96.54%
4,612 82.12% 60 86.96% 97.55%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 15,604,845 1.49% 548,628 2.79% 93.26%
111 1.98% 2 2.90% 94.59%
551-600 121,198,325 11.54% 1,296,528 6.60% 95.30%
860 15.31% 7 10.14% 96.28%
601-650 413,380,682 39.37% 6,819,210 34.70% 96.77%
2,368 42.17% 19 27.54% 98.14%
651-700 349,426,588 33.28% 4,080,482 20.76% 97.94%
1,640 29.20% 18 26.09% 98.35%
701-750 112,679,084 10.73% 4,067,919 20.70% 94.93%
470 8.37% 13 18.84% 95.96%
751-800 34,242,846 3.26% 2,841,052 14.46% 90.46%
150 2.67% 10 14.49% 92.67%
801+ 3,530,380 0.34% 99.84%
17 0.30% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,730,855 0.93% 76,666 0.39% 96.89%
237 4.22% 2 2.90% 97.05%
c. 51-100 93,562,453 8.91% 633,753 3.22% 97.98%
1,206 21.47% 9 13.04% 98.09%
d. 101-200 359,537,797 34.24% 2,435,402 12.39% 98.16%
2,484 44.23% 17 24.64% 98.31%
e. 201-300 218,804,984 20.84% 3,534,944 17.99% 97.21%
902 16.06% 15 21.74% 97.23%
f. 301-400 127,236,237 12.12% 2,646,793 13.47% 95.63%
369 6.57% 8 11.59% 95.66%
g. 401-500 89,007,001 8.48% 3,975,066 20.23% 94.49%
199 3.54% 9 13.04% 94.47%
h. 501-600 52,035,869 4.96% 2,231,074 11.35% 93.50%
95 1.69% 4 5.80% 93.68%
i. 601-700 31,873,430 3.04% 654,635 3.33% 93.71%
49 0.87% 1 1.45% 93.88%
j. 701-800 22,964,496 2.19% 1,437,885 7.32% 90.37%
31 0.55% 2 2.90% 90.32%
k. 801-900 8,509,778 0.81% 877,800 4.47% 89.63%
10 0.18% 1 1.45% 90.00%
l. 901-999 11,427,750 1.09% 99.94%
12 0.21% 0 0.00% 100.00%
m. 1,000+ 25,372,100 2.42% 1,149,801 5.85% 90.54%
22 0.39% 1 1.45% 90.91%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 255,674,411 24.35% 6,746,524 34.33% 95.93%
1,335 23.77% 20 28.99% 97.60%
Purchase 763,910,554 72.75% 12,399,393 63.09% 96.76%
4,111 73.20% 47 68.12% 97.52%
Rate/Term Refi 30,477,785 2.90% 507,903 2.58% 96.32%
170 3.03% 2 2.90% 97.06%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 1,050,062,750 100.00% 19,653,820 100.00% 96.55%
5,616 100.00% 69 100.00% 97.52%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 5,781,630 0.55% 295,456 1.50% 93.38%
48 0.85% 3 4.35% 93.75%
240 351,980 0.03% 99.37%
3 0.05% 0 0.00% 100.00%
360 750,337,903 71.46% 15,463,460 78.68% 96.28%
4,201 74.80% 55 79.71% 97.55%
480 106,277,255 10.12% 1,681,286 8.55% 96.04%
567 10.10% 6 8.70% 96.30%
600 187,313,982 17.84% 2,213,618 11.26% 97.99%
797 14.19% 5 7.25% 98.49%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 985,679,295 93.87% 7,414,072 37.72% 99.09%
5,322 94.76% 27 39.13% 99.49%
b. Non-Reportable 33,680,743 3.21% 297,409 1.51% 99.06%
169 3.01% 2 2.90% 98.82%
c. 30dpd 3,600,500 0.34% 99.99%
13 0.23% 0 0.00% 100.00%
i. Bankruptcy 92,400 0.01% 99.74%
2 0.04% 0 0.00% 100.00%
None 27,009,812 2.57% 11,942,338 60.76% 0.00%
110 1.96% 40 57.97% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 985,771,695 93.88% 7,414,072 37.72% 99.09%
5,324 94.80% 27 39.13% 99.49%
2. Non-Report 33,680,743 3.21% 297,409 1.51% 99.06%
169 3.01% 2 2.90% 98.82%
3. 30dpd 3,600,500 0.34% 99.99%
13 0.23% 0 0.00% 100.00%
Error 27,009,812 2.57% 11,942,338 60.76% 0.00%
110 1.96% 40 57.97% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
09/15/2006 3,314,751 21,664
10/15/2006 8,626,257 2,049
11/15/2006 7,709,930 53,861
19,650,938
77,574
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium
Remitted
09/15/2006 13 10 3
10/15/2006 27 26 1
11/15/2006 29 21 8
69
57
12
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
h. FC
k. PrePaid
k. Transfer
l. Bankruptcy
h. FC
1,089,801 1,089,801
4 4
k. PrePaid
0 0
29 29
k. Transfer
0 0
64 64
l. Bankruptcy
543,703 543,703
7 7
unknown
1,011,876,307 996,555,930 14,468,488 851,889
5,466 5,399 61 6
996,555,930
14,468,488
851,889
1,089,801
0
0
543,703
5,399
61
6
4
29
64
7
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
08/31/2006 1,049,649,742 1,045,819,758 183,610 6,999,025 6,561,672 7,331,103 21,664
09/30/2006 1,045,375,282 1,036,199,620 218,354 6,968,912 6,533,340 7,301,631 2,049
10/31/2006 1,036,199,620 1,013,509,812 48,562 6,903,470 6,471,721 7,236,833 53,642
450,526
20,871,408
19,566,733
21,869,567
77,354
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2006 Loan appears to have an amortization method disagreement. 3 3
08/31/2006
Sum:
3
3
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2006 Loan appears to have an amortization method disagreement. 0 4
09/30/2006
Sum:
0
4
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
10/31/2006 Loan appears to be under performing. 1 1
Loan appears to have an amortization method disagreement. 0 2
10/31/2006
Sum:
1
3
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
10/31/2006 No Action Required 1 1
10/31/2006
Sum:
1
1
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2006 No Action Required 3 3
08/31/2006
Sum:
3
3
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline

  Cover Page
  Disclaimer
  Table of Contents
  Executive Summary
  General Pool Characteristics
  Performance
  Prepayment
  Servicer Remittance Reporting
  Loan Reviews